Diamond Hill Small Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Small Cap Fund Diamond Hill Small Cap Fund	Class A, Diamond Hill Small Cap Fund	Class C, Diamond Hill Small Cap Fund	Class I, Diamond Hill Small Cap Fund
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year)	none	1.00%	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Small Cap Fund Diamond Hill Small Cap Fund		Class A, Diamond Hill Small Cap Fund	Class C, Diamond Hill Small Cap Fund	Class I, Diamond Hill Small Cap Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.80%	0.80%	0.80%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.27%	0.27%	0.25%
Acquired fund fees and expenses	[2]	0.03%	0.03%	0.03%
Total annual operating expenses		1.35%	2.10%	1.08%
[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Small Cap Fund Diamond Hill Small Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Small Cap Fund	Class A - Sold or Held	631	906	1,202	2,043
Class C, Diamond Hill Small Cap Fund	Class C - Sold	313	658	1,129	2,431
Class I, Diamond Hill Small Cap Fund	Class I - Sold or Held	110	343	595	1,317

Expense Example, No Redemption - Diamond Hill Small Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Small Cap Fund Class C, Diamond Hill Small Cap Fund	Class C - Held	213	658	1,129	2,431

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Small cap companies are defined as companies with market capitalizations at the time of purchase below  $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’03, +28.68% Worst Quarter: 3Q ’01, -22.80%
Average Annual total Returns as of 12/31/10
The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns - Diamond Hill Small Cap Fund Diamond Hill Small Cap Fund	Column	Label	One Year	Five Year	Ten Year
Before Tax Class A, Diamond Hill Small Cap Fund	Class A	Before Taxes	16.85%	2.80%	11.22%
Before Tax Class C, Diamond Hill Small Cap Fund	Class C	Before Taxes	21.01%	3.07%	10.95%
Before Tax Class I, Diamond Hill Small Cap Fund	Class I	Before Taxes	23.39%	4.26%	12.04%
After Taxes on Distributions Class A, Diamond Hill Small Cap Fund	Class A	After Taxes on Distributions	16.57%	2.37%	10.83%
After Taxes on Distributions and Sale of Fund Shares Class A, Diamond Hill Small Cap Fund	Class A	After Taxes on Distributions and Sale of Fund Shares	11.31%	2.27%	9.90%
Russell 2000 Index		Russell 2000 Index	26.85%	4.47%	6.33%

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Diamond Hill Small-Mid Cap Fund
Investment Objective
The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Small-Mid Cap Fund Diamond Hill Small-Mid Cap Fund	Class A, Diamond Hill Small-Mid Cap Fund	Class C, Diamond Hill Small-Mid Cap Fund	Class I, Diamond Hill Small-Mid Cap Fund
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year)	none	1.00%	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Small-Mid Cap Fund Diamond Hill Small-Mid Cap Fund		Class A, Diamond Hill Small-Mid Cap Fund	Class C, Diamond Hill Small-Mid Cap Fund	Class I, Diamond Hill Small-Mid Cap Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.75%	0.75%	0.75%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.27%	0.27%	0.25%
Acquired fund fees and expenses	[2]	0.03%	0.03%	0.03%
Total annual operating expenses		1.30%	2.05%	1.03%
[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Small-Mid Cap Fund Diamond Hill Small-Mid Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Small-Mid Cap Fund	Class A - Sold or Held	626	891	1,177	1,989
Class C, Diamond Hill Small-Mid Cap Fund	Class C - Sold	308	643	1,103	2,379
Class I, Diamond Hill Small-Mid Cap Fund	Class I - Sold or Held	105	328	569	1,259

Expense Example, No Redemption - Diamond Hill Small-Mid Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Small-Mid Cap Fund Class C, Diamond Hill Small-Mid Cap Fund	Class C - Held	208	643	1,103	2,379

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small and medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between  $500 million and  $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small and Mid Cap Company Risk Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +30.19% Worst Quarter: 4Q ’08, -24.08%
Average Annual Total Returns as of 12/31/10
The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns - Diamond Hill Small Mid Cap Fund Diamond Hill Small-Mid Cap Fund	Column	Label	One Year	Five Year	Since Inception	Inception Date Of Class
Before Tax Class A, Diamond Hill Small-Mid Cap Fund	Class A	Before Taxes	16.86%	4.61%	4.61%	Dec 30, 2005
Before Tax Class C, Diamond Hill Small-Mid Cap Fund	Class C	Before Taxes	21.14%	4.94%	4.94%	Dec 30, 2005
Before Tax Class I, Diamond Hill Small-Mid Cap Fund	Class I	Before Taxes	23.43%	6.09%	6.09%	Dec 30, 2005
After Taxes on Distributions Class A, Diamond Hill Small-Mid Cap Fund	Class A	After Taxes on Distributions	16.85%	4.39%	4.39%	Dec 30, 2005
After Taxes on Distributions and Sale of Fund Shares Class A, Diamond Hill Small-Mid Cap Fund	Class A	After Taxes on Distributions and Sale of Fund Shares	10.96%	3.87%	3.87%	Dec 30, 2005
Russell 2500 Index		Russell 2500 Index	26.71%	4.86%	4.85%	Dec 30, 2005

The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Diamond Hill Large Cap Fund
Investment Objective:
The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Large Cap Fund Diamond Hill Large Cap Fund	Class A, Diamond Hill Large Cap Fund	Class C, Diamond Hill Large Cap Fund	Class I, Diamond Hill Large Cap Fund
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year)	none	1.00%	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Large Cap Fund Diamond Hill Large Cap Fund		Class A, Diamond Hill Large Cap Fund	Class C, Diamond Hill Large Cap Fund	Class I, Diamond Hill Large Cap Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.60%	0.60%	0.60%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.28%	0.28%	0.26%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual operating expenses		1.14%	1.89%	0.87%
[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Large Cap Fund Diamond Hill Large Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Large Cap Fund	Class A - Sold or Held	610	844	1,096	1,817
Class C, Diamond Hill Large Cap Fund	Class C - Sold	292	594	1,021	2,212
Class I, Diamond Hill Large Cap Fund	Class I - Sold or Held	89	278	482	1,073

Expense Example, No Redemption - Diamond Hill Large Cap Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Large Cap Fund Class C, Diamond Hill Large Cap Fund	Class C - Held	192	594	1,021	2,212

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Large cap companies are defined as companies with market capitalizations at the time of purchase of  $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +17.90% Worst Quarter: 4Q ’08, -21.56%
Average Annual Total Returns as of 12/31/10
The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns - Diamond Hill Large Cap Fund Diamond Hill Large Cap Fund	Column	Label	One Year	Five Year	Since Inception	Inception Date Of Class
Before Tax Class A, Diamond Hill Large Cap Fund	Class A	Before Taxes	3.80%	1.58%	5.08%	Jun 29, 2001
Before Tax Class C, Diamond Hill Large Cap Fund	Class C	Before Taxes	7.45%	1.85%	4.82%	Sep 25, 2001
Before Tax Class I, Diamond Hill Large Cap Fund	Class I	Before Taxes	9.72%	3.02%	5.91%	Jan 31, 2005
After Taxes on Distributions Class A, Diamond Hill Large Cap Fund	Class A	After Taxes on Distributions	3.69%	1.17%	4.78%	Jun 29, 2001
After Taxes on Distributions and Sale of Fund Shares Class A, Diamond Hill Large Cap Fund	Class A	After Taxes on Distributions and Sale of Fund Shares	2.62%	1.25%	4.33%	Jun 29, 2001
Russell 1000 Index		Russell 1000 Index	16.10%	2.59%	2.71%	Jan 31, 2005

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Diamond Hill Select Fund
Investment Objective
The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Select Fund Diamond Hill Select Fund	Class A, Diamond Hill Select Fund	Class C, Diamond Hill Select Fund	Class I, Diamond Hill Select Fund
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year)	none	1.00%	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Select Fund Diamond Hill Select Fund		Class A, Diamond Hill Select Fund	Class C, Diamond Hill Select Fund	Class I, Diamond Hill Select Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.70%	0.70%	0.70%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.28%	0.28%	0.26%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual operating expenses		1.24%	1.99%	0.97%
[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Select Fund Diamond Hill Select Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Select Fund	Class A - Sold or Held	620	874	1,147	1,925
Class C, Diamond Hill Select Fund	Class C - Sold	302	624	1,073	2,317
Class I, Diamond Hill Select Fund	Class I - Sold or Held	99	309	536	1,190

Expense Example, No Redemption - Diamond Hill Select Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Select Fund Class C, Diamond Hill Select Fund	Class C - Held	202	624	1,073	2,317

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests its assets in 30 to 40 select common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +19.60% Worst Quarter: 4Q ’08, -20.73%
Average Annual Total Returns as of 12/31/10
The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns - Diamond Hill Select Fund Diamond Hill Select Fund	Column	Label	One Year	Five Year	Since Inception	Inception Date Of Class
Before Tax Class A, Diamond Hill Select Fund	Class A	Before Taxes	5.34%	2.39%	2.39%	Dec 30, 2005
Before Tax Class C, Diamond Hill Select Fund	Class C	Before Taxes	8.96%	2.71%	2.71%	Dec 30, 2005
Before Tax Class I, Diamond Hill Select Fund	Class I	Before Taxes	11.19%	3.84%	3.84%	Dec 30, 2005
After Taxes on Distributions Class A, Diamond Hill Select Fund	Class A	After Taxes on Distributions	5.33%	1.54%	1.54%	Dec 30, 2005
After Taxes on Distributions and Sale of Fund Shares Class A, Diamond Hill Select Fund	Class A	After Taxes on Distributions and Sale of Fund Shares	3.49%	1.67%	1.67%	Dec 30, 2005
Russell 3000 Index		Russell 3000 Index	16.93%	2.74%	2.74%	Dec 30, 2005

The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Diamond Hill Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Long-Short Fund Diamond Hill Long-Short Fund	Class A, Diamond Hill Long-Short Fund	Class C, Diamond Hill Long-Short Fund	Class I, Diamond Hill Long-Short Fund
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year)	none	1.00%	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Long-Short Fund Diamond Hill Long-Short Fund		Class A, Diamond Hill Long-Short Fund	Class C, Diamond Hill Long-Short Fund	Class I, Diamond Hill Long-Short Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.90%	0.90%	0.90%
Distribution (12b-1) fees		0.25%	1.00%	none
Administration, accounting and custody fees	[1]	0.28%	0.28%	0.26%
Dividend expenses on short sales		0.33%	0.33%	0.33%
Other expenses		0.61%	0.61%	0.59%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual operating expenses		1.77%	2.52%	1.50%
[1]	Administration fees have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Long-Short Fund Diamond Hill Long-Short Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Long-Short Fund	Class A Sold or Held	671	1,029	1,411	2,480
Class C, Diamond Hill Long-Short Fund	Class C Sold	355	785	1,340	2,856
Class I, Diamond Hill Long-Short Fund	Class I Sold or Held	153	474	818	1,791

Expense Example, No Redemption - Diamond Hill Long-Short Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Long-Short Fund Class C, Diamond Hill Long-Short Fund	Class C Held	255	785	1,340	2,856

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests its assets in common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 4Q 01, +19.96% Worst Quarter: 3Q 01, -26.08%
Average Annual Total Returns as of 12/31/10
The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns - Diamond Hill Long-Short Fund Diamond Hill Long-Short Fund	Column	Label	One Year	Five Year	Ten Year	Inception Date Of Class
Before Tax Class A, Diamond Hill Long-Short Fund	Class A	Before Taxes	(5.30%)	0.55%	5.48%	Jun 30, 2000
Before Tax Class C, Diamond Hill Long-Short Fund	Class C	Before Taxes	(2.08%)	0.81%	5.21%	Feb 13, 2001
Before Tax Class I, Diamond Hill Long-Short Fund	Class I	Before Taxes	0.03%	1.99%	6.27%	Jan 31, 2005
After Taxes on Distributions Class A, Diamond Hill Long-Short Fund	Class A	After Taxes on Distributions	(5.30%)	0.07%	5.13%	Jun 30, 2000
After Taxes on Distributions and Sale of Fund Shares Class A, Diamond Hill Long-Short Fund	Class A	After Taxes on Distributions and Sale of Fund Shares	(3.44%)	0.27%	4.64%	Jun 30, 2000
Russell 1000 Index		Russell 1000 Index	16.10%	2.59%	1.83%

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Diamond Hill Financial Long-Short Fund
Investment Objective
The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Financial Long-Short Fund Diamond Hill Financial Long-Short Fund	Class A, Diamond Hill Financial Long-Short Fund	Class C, Diamond Hill Financial Long-Short Fund	Class I, Diamond Hill Financial Long-Short Fund
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	5.00%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year)	none	1.00%	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Financial Long-Short Fund Diamond Hill Financial Long-Short Fund		Class A, Diamond Hill Financial Long-Short Fund	Class C, Diamond Hill Financial Long-Short Fund	Class I, Diamond Hill Financial Long-Short Fund
Operating Expenses		Class A	Class C	Class I
Management fees		1.00%	1.00%	1.00%
Distribution (12b-1) fees		0.25%	1.00%	none
Administration, accounting and custody fees	[1]	0.26%	0.26%	0.24%
Dividend expenses on short sales		0.15%	0.15%	0.15%
Other expenses		0.41%	0.41%	0.39%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual operating expenses		1.67%	2.42%	1.40%
[1]	Administration fees have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Financial Long-Short Fund Diamond Hill Financial Long-Short Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Financial Long-Short Fund	Class A Sold or Held	661	1,000	1,362	2,377
Class C, Diamond Hill Financial Long-Short Fund	Class C Sold	345	753	1,291	2,756
Class I, Diamond Hill Financial Long-Short Fund	Class I Sold or Held	143	443	766	1,680

Expense Example, No Redemption - Diamond Hill Financial Long-Short Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Financial Long-Short Fund Class C, Diamond Hill Financial Long-Short Fund	Class C Held	245	753	1,291	2,756

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Sector Risk Because the fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges and would be lower if they did.

Best Quarter: 2Q ’09, +42.00% Worst Quarter: 1Q ’09, -29.25%
Average Annual Total Returns as of 12/31/10
The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.
Average Annual Total Returns - Diamond Hill Financial Long-Short Fund Diamond Hill Financial Long-Short Fund	Column	Label	One Year	Five Year	Ten Year	Inception Date Of Class
Before Tax Class I, Diamond Hill Financial Long-Short Fund	Class I	Before Taxes	17.29%	(4.67%)	6.06%	Dec 31, 2006
Before Tax Class A, Diamond Hill Financial Long-Short Fund	Class A	Before Taxes	10.93%	(5.97%)	5.32%	Aug 1, 1997
Before Tax Class C, Diamond Hill Financial Long-Short Fund	Class C	Before Taxes	14.92%	(5.75%)	5.11%	Jun 3, 1999
After Taxes on Distributions Class A, Diamond Hill Financial Long-Short Fund	Class A	After Taxes on Distributions	10.93%	(6.57%)	4.29%	Aug 1, 1997
After Taxes on Distributions and Sale of Fund Shares Class A, Diamond Hill Financial Long-Short Fund	Class A	After Taxes on Distributions and Sale of Fund Shares	7.10%	(5.09%)	4.44%	Aug 1, 1997
S&P 1500 SuperCompositive Financial Index		S&P 1500 SuperCompositive Financial Index	13.35%	(9.44%)	(3.93%)	Dec 31, 2006

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The S&P 1500 Supercomposite Financial Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 1500 Supercomposite. The S&P 1500 Supercomposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Diamond Hill Strategic Income Fund
Investment Objective
The investment objective of the Diamond Hill Strategic Income Fund is to provide current income and an attractive total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Diamond Hill Strategic Income Fund Diamond Hill Strategic Income Fund	Class A, Diamond Hill Strategic Income Fund	Class C, Diamond Hill Strategic Income Fund	Class I, Diamond Hill Strategic Income Fund
Shareholder Fees	Class A	Class C	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	3.50%	none	none
Maximum Deferred Sales Charge (on redemptions in the first year)	none	1.00%	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Diamond Hill Strategic Income Fund Diamond Hill Strategic Income Fund		Class A, Diamond Hill Strategic Income Fund	Class C, Diamond Hill Strategic Income Fund	Class I, Diamond Hill Strategic Income Fund
Operating Expenses		Class A	Class C	Class I
Management fees		0.50%	0.50%	0.50%
Distribution (12b-1) fees		0.25%	1.00%	none
Other expenses	[1]	0.26%	0.26%	0.24%
Acquired fund fees and expenses	[2]	0.01%	0.01%	0.01%
Total annual operating expenses		1.02%	1.77%	0.75%
[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.

Expense Example
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Diamond Hill Strategic Income Fund Diamond Hill Strategic Income Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A, Diamond Hill Strategic Income Fund	Class A Sold or Held	450	663	894	1,554
Class C, Diamond Hill Strategic Income Fund	Class C Sold	280	557	959	2,084
Class I, Diamond Hill Strategic Income Fund	Class I Sold or Held	77	240	417	930

Expense Example, No Redemption - Diamond Hill Strategic Income Fund (USD $)	Share Status	1 Year	3 Years	5 Years	10 Years
Diamond Hill Strategic Income Fund Class C, Diamond Hill Strategic Income Fund	Class C Held	180	557	959	2,084

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Principal Investment Strategy

The fund, under normal market conditions, invests at least 80% of its net assets in income-producing securities including investment-grade and non-investment grade corporate bonds, preferred stocks of any market capitalization, real estate investment trusts (“REITs”), convertible corporate bonds, convertible preferred income-producing securities, structured instruments (debt securities issued by agencies of the U.S. Government such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), U.S. Government and agency securities, closed-end investment companies, master limited partnerships, equity securities of any market capitalization, and derivatives, such as futures contracts, option and swaps.

The fund’s Adviser selects securities for the fund by analyzing both individual securities and different market sectors. The Adviser selects the individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the security. The Adviser seeks to enhance the fund’s performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best prospects for current income and capital appreciation in relation to the risks borne.

Main Risks

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Closed-end Fund Risk The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Real Estate Risk REITs, although not a direct investment in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Structured Instrument Risk Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Performance
The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Class A Annual Total Return years ended 12/31
Returns do not reflect sales charges, and would be lower if they did.

Best Quarter: 2Q ’09, +16.64% Worst Quarter: 3Q ’08, -12.28%
Average Annual Total Returns as of 12/31/10
The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Average Annual Total Returns - Diamond Hill Strategic Income Fund Diamond Hill Strategic Income Fund	Column	Label	One Year	Five Year	Since Inception	Inception Date Of Class
Before Tax Class A, Diamond Hill Strategic Income Fund	Class A	Before Taxes	9.34%	5.27%	7.35%	Sep 30, 2002
Before Tax Class C, Diamond Hill Strategic Income Fund	Class C	Before Taxes	11.39%	5.23%	7.07%	Sep 30, 2002
Before Tax Class I, Diamond Hill Strategic Income Fund	Class I	Before Taxes	13.77%	6.45%	8.11%	Jan 31, 2005
After Taxes on Distributions Class A, Diamond Hill Strategic Income Fund	Class A	After Taxes on Distributions	7.20%	3.17%	5.11%	Sep 30, 2002
After Taxes on Distributions and Sale of Fund Shares Class A, Diamond Hill Strategic Income Fund	Class A	After Taxes on Distributions and Sale of Fund Shares	6.04%	3.32%	5.04%	Sep 30, 2002
BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index		BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index	6.43%	5.87%	5.08%	Jan 31, 2005

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year. The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	DIAMOND HILL FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001032423
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2011
Prospectus Date	rr_ProspectusDate	Feb 28, 2011
Diamond Hill Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the fund	dhf1032423_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Sales Charge Breakpoint Discounts	dhf1032423_ExpenseBreakpointDiscountsAbstract
Sales Charge Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Sales Charge Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	dhf1032423_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Small cap companies are defined as companies with market capitalizations at the time of purchase below  $2.5 billion or in the range of those market capitalizations of companies included in the Russell 2000 Index. The size of the companies included in the Russell 2000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small market capitalizations that the Adviser believes are undervalued.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Performance	dhf1032423_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q ’03, +28.68% Worst Quarter: 3Q ’01, -22.80%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual total Returns as of 12/31/10
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The Russell 2000 Index is a market-capitalization weighted index measuring performance of the smallest 2,000 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Small Cap Fund | Class A, Diamond Hill Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.35%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A - Sold or Held
1 Year	rr_ExpenseExampleYear01	631
3 Years	rr_ExpenseExampleYear03	906
5 Years	rr_ExpenseExampleYear05	1,202
10 Years	rr_ExpenseExampleYear10	2,043
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	25.46%
2002	rr_AnnualReturn2002	(8.23%)
2003	rr_AnnualReturn2003	50.18%
2004	rr_AnnualReturn2004	29.26%
2005	rr_AnnualReturn2005	12.90%
2006	rr_AnnualReturn2006	7.03%
2007	rr_AnnualReturn2007	(3.79%)
2008	rr_AnnualReturn2008	(25.99%)
2009	rr_AnnualReturn2009	28.92%
2010	rr_AnnualReturn2010	22.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.80%)
Diamond Hill Small Cap Fund | Class C, Diamond Hill Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.10%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	313
3 Years	rr_ExpenseExampleYear03	658
5 Years	rr_ExpenseExampleYear05	1,129
10 Years	rr_ExpenseExampleYear10	2,431
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	213
3 Years	rr_ExpenseExampleNoRedemptionYear03	658
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,129
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,431
Diamond Hill Small Cap Fund | Class I, Diamond Hill Small Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.08%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I - Sold or Held
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	343
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,317
Diamond Hill Small Cap Fund | Before Tax | Class A, Diamond Hill Small Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	16.85%
Five Year	rr_AverageAnnualReturnYear05	2.80%
Ten Year	rr_AverageAnnualReturnYear10	11.22%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 29, 2000
Diamond Hill Small Cap Fund | Before Tax | Class C, Diamond Hill Small Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	21.01%
Five Year	rr_AverageAnnualReturnYear05	3.07%
Ten Year	rr_AverageAnnualReturnYear10	10.95%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Feb 20, 2001
Diamond Hill Small Cap Fund | Before Tax | Class I, Diamond Hill Small Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	23.39%
Five Year	rr_AverageAnnualReturnYear05	4.26%
Ten Year	rr_AverageAnnualReturnYear10	12.04%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Apr 29, 2005
Diamond Hill Small Cap Fund | After Taxes on Distributions | Class A, Diamond Hill Small Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	16.57%
Five Year	rr_AverageAnnualReturnYear05	2.37%
Ten Year	rr_AverageAnnualReturnYear10	10.83%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 29, 2000
Diamond Hill Small Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class A, Diamond Hill Small Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	11.31%
Five Year	rr_AverageAnnualReturnYear05	2.27%
Ten Year	rr_AverageAnnualReturnYear10	9.90%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 29, 2000
Diamond Hill Small Cap Fund | Russell 2000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2000 Index
One Year	rr_AverageAnnualReturnYear01	26.85%
Five Year	rr_AverageAnnualReturnYear05	4.47%
Ten Year	rr_AverageAnnualReturnYear10	6.33%
Diamond Hill Small-Mid Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Small-Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Small-Mid Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the fund	dhf1032423_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Sales Charge Breakpoint Discounts	dhf1032423_ExpenseBreakpointDiscountsAbstract
Sales Charge Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Sales Charge Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	dhf1032423_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small and medium market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Small and mid cap companies are defined as companies with market capitalizations at the time of purchase between  $500 million and  $10 billion or in the range of those market capitalizations of companies included in the Russell 2500 Index. The size of the companies included in the Russell 2500 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with small and medium market capitalizations that the Adviser believes are undervalued.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small and Mid Cap Company Risk Investments in small and mid cap companies may be riskier than investments in larger, more established companies. The securities of these companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, small and mid cap companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Performance	dhf1032423_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad- based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q ’09, +30.19% Worst Quarter: 4Q ’08, -24.08%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 2500 Index is a market-capitalization weighted index measuring performance of the smallest 2,500 companies, on a market capitalization basis, in the Russell 3000 Index. The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Small-Mid Cap Fund | Class A, Diamond Hill Small-Mid Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.30%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A - Sold or Held
1 Year	rr_ExpenseExampleYear01	626
3 Years	rr_ExpenseExampleYear03	891
5 Years	rr_ExpenseExampleYear05	1,177
10 Years	rr_ExpenseExampleYear10	1,989
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	9.81%
2007	rr_AnnualReturn2007	(0.91%)
2008	rr_AnnualReturn2008	(30.01%)
2009	rr_AnnualReturn2009	40.77%
2010	rr_AnnualReturn2010	23.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	30.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.08%)
Diamond Hill Small-Mid Cap Fund | Class C, Diamond Hill Small-Mid Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.27%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.05%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	308
3 Years	rr_ExpenseExampleYear03	643
5 Years	rr_ExpenseExampleYear05	1,103
10 Years	rr_ExpenseExampleYear10	2,379
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	208
3 Years	rr_ExpenseExampleNoRedemptionYear03	643
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,103
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,379
Diamond Hill Small-Mid Cap Fund | Class I, Diamond Hill Small-Mid Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.03%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I - Sold or Held
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	328
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,259
Diamond Hill Small-Mid Cap Fund | Before Tax | Class A, Diamond Hill Small-Mid Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	16.86%
Five Year	rr_AverageAnnualReturnYear05	4.61%
Since Inception	rr_AverageAnnualReturnSinceInception	4.61%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Small-Mid Cap Fund | Before Tax | Class C, Diamond Hill Small-Mid Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	21.14%
Five Year	rr_AverageAnnualReturnYear05	4.94%
Since Inception	rr_AverageAnnualReturnSinceInception	4.94%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Small-Mid Cap Fund | Before Tax | Class I, Diamond Hill Small-Mid Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	23.43%
Five Year	rr_AverageAnnualReturnYear05	6.09%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Small-Mid Cap Fund | After Taxes on Distributions | Class A, Diamond Hill Small-Mid Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	16.85%
Five Year	rr_AverageAnnualReturnYear05	4.39%
Since Inception	rr_AverageAnnualReturnSinceInception	4.39%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Small-Mid Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class A, Diamond Hill Small-Mid Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	10.96%
Five Year	rr_AverageAnnualReturnYear05	3.87%
Since Inception	rr_AverageAnnualReturnSinceInception	3.87%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Small-Mid Cap Fund | Russell 2500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 2500 Index
One Year	rr_AverageAnnualReturnYear01	26.71%
Five Year	rr_AverageAnnualReturnYear05	4.86%
Since Inception	rr_AverageAnnualReturnSinceInception	4.85%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Large Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Large Cap Fund is to provide long-term capital appreciation.
Fees and Expenses of the fund	dhf1032423_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Sales Charge Breakpoint Discounts	dhf1032423_ExpenseBreakpointDiscountsAbstract
Sales Charge Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Sales Charge Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	dhf1032423_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders. Large cap companies are defined as companies with market capitalizations at the time of purchase of  $5 billion or greater, or in the range of those market capitalizations of companies included in the Russell 1000 Index. The size of the companies included in the Russell 1000 Index will change with market conditions.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund, under normal market conditions, invests at least 80% of its net assets in common stocks of U.S. companies with large market capitalizations that the Adviser believes are undervalued.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund. Below are the main risks of investing in the fund.
Performance	dhf1032423_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q ’09, +17.90% Worst Quarter: 4Q ’08, -21.56%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Large Cap Fund | Class A, Diamond Hill Large Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.14%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A - Sold or Held
1 Year	rr_ExpenseExampleYear01	610
3 Years	rr_ExpenseExampleYear03	844
5 Years	rr_ExpenseExampleYear05	1,096
10 Years	rr_ExpenseExampleYear10	1,817
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.74%)
2003	rr_AnnualReturn2003	31.92%
2004	rr_AnnualReturn2004	21.12%
2005	rr_AnnualReturn2005	16.19%
2006	rr_AnnualReturn2006	15.06%
2007	rr_AnnualReturn2007	5.42%
2008	rr_AnnualReturn2008	(34.06%)
2009	rr_AnnualReturn2009	30.21%
2010	rr_AnnualReturn2010	9.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.90%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.56%)
Diamond Hill Large Cap Fund | Class C, Diamond Hill Large Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.89%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
Diamond Hill Large Cap Fund | Class I, Diamond Hill Large Cap Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.87%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I - Sold or Held
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	278
5 Years	rr_ExpenseExampleYear05	482
10 Years	rr_ExpenseExampleYear10	1,073
Diamond Hill Large Cap Fund | Before Tax | Class A, Diamond Hill Large Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	3.80%
Five Year	rr_AverageAnnualReturnYear05	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Diamond Hill Large Cap Fund | Before Tax | Class C, Diamond Hill Large Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	7.45%
Five Year	rr_AverageAnnualReturnYear05	1.85%
Since Inception	rr_AverageAnnualReturnSinceInception	4.82%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Sep 25, 2001
Diamond Hill Large Cap Fund | Before Tax | Class I, Diamond Hill Large Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	9.72%
Five Year	rr_AverageAnnualReturnYear05	3.02%
Since Inception	rr_AverageAnnualReturnSinceInception	5.91%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Diamond Hill Large Cap Fund | After Taxes on Distributions | Class A, Diamond Hill Large Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	3.69%
Five Year	rr_AverageAnnualReturnYear05	1.17%
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Diamond Hill Large Cap Fund | After Taxes on Distributions and Sale of Fund Shares | Class A, Diamond Hill Large Cap Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	2.62%
Five Year	rr_AverageAnnualReturnYear05	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	4.33%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jun 29, 2001
Diamond Hill Large Cap Fund | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
One Year	rr_AverageAnnualReturnYear01	16.10%
Five Year	rr_AverageAnnualReturnYear05	2.59%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Diamond Hill Select Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Select Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Select Fund is to provide long-term capital appreciation.
Fees and Expenses of the fund	dhf1032423_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Sales Charge Breakpoint Discounts	dhf1032423_ExpenseBreakpointDiscountsAbstract
Sales Charge Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Sales Charge Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	dhf1032423_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests its assets in 30 to 40 select common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on “bottom-up” analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

Once a stock is selected, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating or if it identifies a stock that it believes offers a better investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund, under normal market conditions, invests its assets in 30 to 40 select common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: “investment risk” and “borrow default risk.” Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Performance	dhf1032423_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q ’09, +19.60% Worst Quarter: 4Q ’08, -20.73%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The Russell 3000 Index is a market-capitalization weighted index measuring the performance of the 3,000 largest U.S. companies based on total market capitalization. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Select Fund | Class A, Diamond Hill Select Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.24%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A - Sold or Held
1 Year	rr_ExpenseExampleYear01	620
3 Years	rr_ExpenseExampleYear03	874
5 Years	rr_ExpenseExampleYear05	1,147
10 Years	rr_ExpenseExampleYear10	1,925
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	13.66%
2007	rr_AnnualReturn2007	5.63%
2008	rr_AnnualReturn2008	(32.68%)
2009	rr_AnnualReturn2009	32.26%
2010	rr_AnnualReturn2010	10.83%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.60%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.73%)
Diamond Hill Select Fund | Class C, Diamond Hill Select Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.99%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C - Sold
1 Year	rr_ExpenseExampleYear01	302
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	2,317
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C - Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	202
3 Years	rr_ExpenseExampleNoRedemptionYear03	624
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,073
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,317
Diamond Hill Select Fund | Class I, Diamond Hill Select Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.70%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.97%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I - Sold or Held
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	309
5 Years	rr_ExpenseExampleYear05	536
10 Years	rr_ExpenseExampleYear10	1,190
Diamond Hill Select Fund | Before Tax | Class A, Diamond Hill Select Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	5.34%
Five Year	rr_AverageAnnualReturnYear05	2.39%
Since Inception	rr_AverageAnnualReturnSinceInception	2.39%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Select Fund | Before Tax | Class C, Diamond Hill Select Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	8.96%
Five Year	rr_AverageAnnualReturnYear05	2.71%
Since Inception	rr_AverageAnnualReturnSinceInception	2.71%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Select Fund | Before Tax | Class I, Diamond Hill Select Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	11.19%
Five Year	rr_AverageAnnualReturnYear05	3.84%
Since Inception	rr_AverageAnnualReturnSinceInception	3.84%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Select Fund | After Taxes on Distributions | Class A, Diamond Hill Select Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	5.33%
Five Year	rr_AverageAnnualReturnYear05	1.54%
Since Inception	rr_AverageAnnualReturnSinceInception	1.54%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Select Fund | After Taxes on Distributions and Sale of Fund Shares | Class A, Diamond Hill Select Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	3.49%
Five Year	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.67%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Select Fund | Russell 3000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000 Index
One Year	rr_AverageAnnualReturnYear01	16.93%
Five Year	rr_AverageAnnualReturnYear05	2.74%
Since Inception	rr_AverageAnnualReturnSinceInception	2.74%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 30, 2005
Diamond Hill Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the fund	dhf1032423_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Sales Charge Breakpoint Discounts	dhf1032423_ExpenseBreakpointDiscountsAbstract
Sales Charge Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Sales Charge Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	dhf1032423_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	43.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests its assets in common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund, under normal market conditions, invests its assets in common stocks of U.S. companies of any size capitalization that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall equity market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. The value of an individual company can be more volatile than the market as a whole, and the Adviser’s intrinsic value-oriented approach may fail to produce the intended results. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Performance	dhf1032423_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 4Q 01, +19.96% Worst Quarter: 3Q 01, -26.08%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Historical performance for Class C shares and Class I shares prior to their inception is based on the performance of Class A shares. Class C and Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

Russell 1000 is a widely recognized unmanaged market-capitalization weighted index measuring the performance of the 1,000 largest U.S. companies, based on total market capitalization basis. The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The Russell 1000 does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Long-Short Fund | Class A, Diamond Hill Long-Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.28%	[3]
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.33%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.77%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A Sold or Held
1 Year	rr_ExpenseExampleYear01	671
3 Years	rr_ExpenseExampleYear03	1,029
5 Years	rr_ExpenseExampleYear05	1,411
10 Years	rr_ExpenseExampleYear10	2,480
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	6.11%
2002	rr_AnnualReturn2002	(10.40%)
2003	rr_AnnualReturn2003	22.91%
2004	rr_AnnualReturn2004	16.86%
2005	rr_AnnualReturn2005	21.46%
2006	rr_AnnualReturn2006	16.89%
2007	rr_AnnualReturn2007	3.14%
2008	rr_AnnualReturn2008	(23.65%)
2009	rr_AnnualReturn2009	17.93%
2010	rr_AnnualReturn2010	(0.31%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.08%)
Diamond Hill Long-Short Fund | Class C, Diamond Hill Long-Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.28%	[3]
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.33%
Other expenses	rr_OtherExpensesOverAssets	0.61%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.52%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C Sold
1 Year	rr_ExpenseExampleYear01	355
3 Years	rr_ExpenseExampleYear03	785
5 Years	rr_ExpenseExampleYear05	1,340
10 Years	rr_ExpenseExampleYear10	2,856
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	255
3 Years	rr_ExpenseExampleNoRedemptionYear03	785
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,340
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,856
Diamond Hill Long-Short Fund | Class I, Diamond Hill Long-Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%	[3]
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.33%
Other expenses	rr_OtherExpensesOverAssets	0.59%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.50%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I Sold or Held
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	474
5 Years	rr_ExpenseExampleYear05	818
10 Years	rr_ExpenseExampleYear10	1,791
Diamond Hill Long-Short Fund | Before Tax | Class A, Diamond Hill Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	(5.30%)
Five Year	rr_AverageAnnualReturnYear05	0.55%
Ten Year	rr_AverageAnnualReturnYear10	5.48%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Diamond Hill Long-Short Fund | Before Tax | Class C, Diamond Hill Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	(2.08%)
Five Year	rr_AverageAnnualReturnYear05	0.81%
Ten Year	rr_AverageAnnualReturnYear10	5.21%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Feb 13, 2001
Diamond Hill Long-Short Fund | Before Tax | Class I, Diamond Hill Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	0.03%
Five Year	rr_AverageAnnualReturnYear05	1.99%
Ten Year	rr_AverageAnnualReturnYear10	6.27%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Diamond Hill Long-Short Fund | After Taxes on Distributions | Class A, Diamond Hill Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	(5.30%)
Five Year	rr_AverageAnnualReturnYear05	0.07%
Ten Year	rr_AverageAnnualReturnYear10	5.13%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Diamond Hill Long-Short Fund | After Taxes on Distributions and Sale of Fund Shares | Class A, Diamond Hill Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	(3.44%)
Five Year	rr_AverageAnnualReturnYear05	0.27%
Ten Year	rr_AverageAnnualReturnYear10	4.64%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jun 30, 2000
Diamond Hill Long-Short Fund | Russell 1000 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 1000 Index
One Year	rr_AverageAnnualReturnYear01	16.10%
Five Year	rr_AverageAnnualReturnYear05	2.59%
Ten Year	rr_AverageAnnualReturnYear10	1.83%
Diamond Hill Financial Long-Short Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Financial Long-Short Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Financial Long-Short Fund is to provide long-term capital appreciation.
Fees and Expenses of the fund	dhf1032423_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Sales Charge Breakpoint Discounts	dhf1032423_ExpenseBreakpointDiscountsAbstract
Sales Charge Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Sales Charge Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	dhf1032423_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 60% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued. This is a non-fundamental investment policy that can be changed by the fund upon 60 days’ prior notice to shareholders.

The Adviser focuses on estimating a company’s value independent of its current stock price. To estimate a company’s value, the Adviser concentrates on the fundamental economic drivers of the business. The primary focus is on "bottom-up" analysis, which takes into consideration earnings, revenue growth, operating margins and other economic factors. The Adviser also considers the level of industry competition, regulatory factors, the threat of technological obsolescence, and a variety of other industry factors. If the Adviser’s estimate of a company’s value differs sufficiently from the current market price, the company may be an attractive investment opportunity. In constructing a portfolio of securities, the Adviser is not constrained by the sector or industry weights in the benchmark. The Adviser relies on individual stock selection and discipline in the investment process to add value. The highest portfolio security weights are assigned to companies where the Adviser has the highest level of conviction.

The fund also will sell securities short. Short sales are effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the fund does not own in hopes of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the fund must borrow the security, and the fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the fund. The frequency of short sales will vary substantially in different periods, and it is not intended that any specified portion of the fund’s assets will as a matter of practice be invested in short sales. The fund will not make a short sale if, immediately before the transaction, the market value of all securities sold short exceeds 40% of the value of the fund’s net assets.

Once a stock is purchased or sold short, the Adviser continues to monitor the company’s strategies, financial performance and competitive environment. The Adviser may sell a security (or repurchase a security sold short) as it reaches the Adviser’s estimate of the company’s value; if it believes that the company’s earnings, revenue growth, operating margin or other economic factors are deteriorating (or improving in the case of a short sale) or if it identifies a stock that it believes offers a better investment opportunity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund, under normal market conditions, invests at least 80% of its net assets in U.S. equity securities of banks, thrifts, specialty lending institutions, insurance companies, real estate investment trusts and other financial services companies that the Adviser believes are undervalued.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the fund.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Sector Risk Because the fund’s portfolio is concentrated in the financial services industry, it is subject to risks in addition to those that apply to the general equity market. Economic, legislative or regulatory developments may occur which significantly affect the entire sector. This may cause the fund’s net asset value to fluctuate more than that of a fund that does not concentrate in a particular industry.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Short Sale Risk The fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the fund purchases the security to replace the borrowed security. In addition, a lender may request that securities sold short be returned to the lender on short notice, and the fund may have to buy the securities sold short at an unfavorable price. If this occurs, any anticipated gain to the fund may be reduced or eliminated or the short sale may result in a loss. The fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security.

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated. In addition, there is no guarantee that the use of long and short positions will succeed in limiting the fund’s exposure to domestic stock market movements, capitalization, sector-swings or other risk factors. The strategy used by the fund involves complex securities transactions that involve risks different than direct equity investments.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Performance	dhf1032423_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q ’09, +42.00% Worst Quarter: 1Q ’09, -29.25%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The S&P 1500 Supercomposite Financial Index is a market capitalization-weighted index which is comprised of companies that represent the Financial Services Sector weighting within the S&P 1500 Supercomposite. The S&P 1500 Supercomposite is a broad-based market capitalization-weighted index of 1500 U.S. companies that is comprised of the S&P 400, S&P 500 and S&P 600 Indexes. You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Financial Long-Short Fund | Class A, Diamond Hill Financial Long-Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%	[3]
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.67%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A Sold or Held
1 Year	rr_ExpenseExampleYear01	661
3 Years	rr_ExpenseExampleYear03	1,000
5 Years	rr_ExpenseExampleYear05	1,362
10 Years	rr_ExpenseExampleYear10	2,377
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	23.91%
2002	rr_AnnualReturn2002	11.22%
2003	rr_AnnualReturn2003	41.85%
2004	rr_AnnualReturn2004	16.67%
2005	rr_AnnualReturn2005	0.25%
2006	rr_AnnualReturn2006	16.35%
2007	rr_AnnualReturn2007	(17.05%)
2008	rr_AnnualReturn2008	(44.98%)
2009	rr_AnnualReturn2009	24.73%
2010	rr_AnnualReturn2010	16.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	42.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.25%)
Diamond Hill Financial Long-Short Fund | Class C, Diamond Hill Financial Long-Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.26%	[3]
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.41%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	2.42%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C Sold
1 Year	rr_ExpenseExampleYear01	345
3 Years	rr_ExpenseExampleYear03	753
5 Years	rr_ExpenseExampleYear05	1,291
10 Years	rr_ExpenseExampleYear10	2,756
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	245
3 Years	rr_ExpenseExampleNoRedemptionYear03	753
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,291
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,756
Diamond Hill Financial Long-Short Fund | Class I, Diamond Hill Financial Long-Short Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Administration, accounting and custody fees	rr_Component1OtherExpensesOverAssets	0.24%	[3]
Dividend expenses on short sales	rr_Component2OtherExpensesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	0.39%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.40%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I Sold or Held
1 Year	rr_ExpenseExampleYear01	143
3 Years	rr_ExpenseExampleYear03	443
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,680
Diamond Hill Financial Long-Short Fund | Before Tax | Class A, Diamond Hill Financial Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	10.93%
Five Year	rr_AverageAnnualReturnYear05	(5.97%)
Ten Year	rr_AverageAnnualReturnYear10	5.32%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Diamond Hill Financial Long-Short Fund | Before Tax | Class C, Diamond Hill Financial Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	14.92%
Five Year	rr_AverageAnnualReturnYear05	(5.75%)
Ten Year	rr_AverageAnnualReturnYear10	5.11%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jun 3, 1999
Diamond Hill Financial Long-Short Fund | Before Tax | Class I, Diamond Hill Financial Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	17.29%
Five Year	rr_AverageAnnualReturnYear05	(4.67%)
Ten Year	rr_AverageAnnualReturnYear10	6.06%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2006
Diamond Hill Financial Long-Short Fund | After Taxes on Distributions | Class A, Diamond Hill Financial Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	10.93%
Five Year	rr_AverageAnnualReturnYear05	(6.57%)
Ten Year	rr_AverageAnnualReturnYear10	4.29%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Diamond Hill Financial Long-Short Fund | After Taxes on Distributions and Sale of Fund Shares | Class A, Diamond Hill Financial Long-Short Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	7.10%
Five Year	rr_AverageAnnualReturnYear05	(5.09%)
Ten Year	rr_AverageAnnualReturnYear10	4.44%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Aug 1, 1997
Diamond Hill Financial Long-Short Fund | S&P 1500 SuperCompositive Financial Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 1500 SuperCompositive Financial Index
One Year	rr_AverageAnnualReturnYear01	13.35%
Five Year	rr_AverageAnnualReturnYear05	(9.44%)
Ten Year	rr_AverageAnnualReturnYear10	(3.93%)
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Dec 31, 2006
Diamond Hill Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Diamond Hill Strategic Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Diamond Hill Strategic Income Fund is to provide current income and an attractive total return.
Fees and Expenses of the fund	dhf1032423_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds. More information about these and other discounts is available from your financial professional and in the Sales Charges section on page 31 of the fund’s prospectus and the Shares of the Funds section on page 35 of the fund’s statement of additional information.
Sales Charge Breakpoint Discounts	dhf1032423_ExpenseBreakpointDiscountsAbstract
Sales Charge Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in Diamond Hill Funds.
Sales Charge Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	100,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated. It also shows costs if you sold your shares at the end of the period or continued to hold them. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover	dhf1032423_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 68% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund, under normal market conditions, invests at least 80% of its net assets in income-producing securities including investment-grade and non-investment grade corporate bonds, preferred stocks of any market capitalization, real estate investment trusts (“REITs”), convertible corporate bonds, convertible preferred income-producing securities, structured instruments (debt securities issued by agencies of the U.S. Government such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), U.S. Government and agency securities, closed-end investment companies, master limited partnerships, equity securities of any market capitalization, and derivatives, such as futures contracts, option and swaps.

The fund’s Adviser selects securities for the fund by analyzing both individual securities and different market sectors. The Adviser selects the individual securities after performing a risk/reward analysis that includes an evaluation of interest rate risk, credit risk, and the complex legal and technical structure of the security. The Adviser seeks to enhance the fund’s performance by allocating relatively more of its portfolio to the sectors that the Adviser expects to offer the best prospects for current income and capital appreciation in relation to the risks borne.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The fund, under normal market conditions, invests at least 80% of its net assets in income-producing securities including investment-grade and non-investment grade corporate bonds, preferred stocks of any market capitalization, real estate investment trusts (“REITs”), convertible corporate bonds, convertible preferred income-producing securities, structured instruments (debt securities issued by agencies of the U.S. Government such as Ginnie Mae, Fannie Mae, and Freddie Mac), banks, corporations, and other business entities whose interest and/or principal payments are indexed to certain specific foreign currency exchange rates, interest rates, or one or more other reference indices or obligations), U.S. Government and agency securities, closed-end investment companies, master limited partnerships, equity securities of any market capitalization, and derivatives, such as futures contracts, option and swaps.
Risk [Heading]	rr_RiskHeading	Main Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments carry a certain amount of risk and the fund cannot guarantee that it will achieve its investment objective. An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the fund. Below are the main risks of investing in the fund.

Fixed Income Risk The fund invests in fixed income securities. These securities will increase or decrease in value based on changes in interest rates. If rates increase, the value of the fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the fund’s investments decreases.

Inflation Risk Because inflation reduces the purchasing power of income produced by existing fixed income securities, the prices at which fixed income securities trade will be reduced to compensate for the fact that the income they produce is worth less. This potential decrease in market value would be the measure of the inflation risk incurred by the fund.

Credit Risk There is a risk that issuers and counterparties will not make payments on securities and repurchase agreements held by a fund. Such default could result in losses to the fund. In addition, the credit quality of securities held by the fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the fund. Lower credit quality also may affect liquidity and make it difficult for the fund to sell the security.

Equity Market Risk Overall stock market risks may affect the value of the fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the fund’s investments goes down, your investment in the fund decreases in value.

Small Cap Company Risk Investments in small cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than large capitalization companies.

Closed-end Fund Risk The value of the shares of closed-end investment companies may be lower than the value of the portfolio securities held by the closed-end investment company. Closed-end investment companies may trade infrequently, with small volume, which may make it difficult for the fund to buy and sell shares. Also, the market price of closed-end investment companies tends to rise more in response to buying demand and fall more in response to selling pressure than is the case with larger capitalization companies.

High Yield Risk The fund may purchase fixed income securities rated below the investment grade category. Securities in this rating category are speculative. Changes in economic conditions or other circumstances may have a greater effect on the ability of issuers of these securities to make principal and interest payments than they do on issuers of higher grade securities.

Real Estate Risk REITs, although not a direct investment in real estate, are subject to the risks associated with investing in real estate. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property and changes in interest rates

Securities Lending Risk To generate additional income, the fund may lend its portfolio securities to financial institutions. Loaned securities will be secured by cash collateral that the fund may invest in high quality short-term debt obligations, government obligations, bank guarantees or money market mutual funds. Securities lending involves two primary risks: "investment risk" and "borrow default risk." Investment risk is the risk that the fund will lose money from the investment of the cash collateral. Borrower default risk is the risk that the fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.

Structured Instrument Risk Structured instruments may be less liquid than other debt securities, and the price of structured instruments may be more volatile. Although structured instruments may be sold in the form of a corporate debt obligation, they may not have some of the protection against counterparty default that may be available with respect to publicly traded debt securities (i.e., the existence of a trust indenture).

Management Risk The adviser’s judgments about the attractiveness, value and potential appreciation of particular asset class or individual security in which the fund invests may prove to be incorrect and there is no guarantee that individual companies will perform as anticipated.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the fund.
Performance	dhf1032423_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table show two aspects of the fund: volatility and performance. The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year. The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index. The bar chart and table provide some indication of the risks of investing in the fund. Of course, the fund’s past performance is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the volatility – or variability – of the fund’s annual total returns over time, and shows that fund performance can change from year to year.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The table shows the fund’s average annual total returns for certain time periods compared to the returns of a broad-based securities index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, the fund’s past performance is not necessarily an indication of its future performance.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at no cost by visiting www.diamond-hill.com or by calling 888-226-5595.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.diamond-hill.com
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888-226-5595
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Class A Annual Total Return years ended 12/31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Returns do not reflect sales charges, and would be lower if they did.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q ’09, +16.64% Worst Quarter: 3Q ’08, -12.28%
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The average annual total returns for the fund’s Class A and C shares are reduced to reflect the maximum applicable sales charges for each class of shares and assume Class C shareholders redeem all of their shares at the end of the period indicated and pay the contingent deferred sales charge then applicable.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Class A shares will vary from the after-tax returns presented for Class C and Class I shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Historical performance for Class I shares prior to its inception is based on the performance of Class A shares. Class I performance has been adjusted to reflect differences in sales charges and expenses between classes.

The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index includes a mixture of government bonds, corporate bonds and mortgage pass through securities of investment grade quality, having a maturity greater than or equal to one year. The BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index does not take into account the deduction of expenses associated with a mutual fund, such as investment management and accounting fees. One cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.

Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	You cannot invest directly in an index. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
Diamond Hill Strategic Income Fund | Class A, Diamond Hill Strategic Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class A
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class A
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.02%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class A Sold or Held
1 Year	rr_ExpenseExampleYear01	450
3 Years	rr_ExpenseExampleYear03	663
5 Years	rr_ExpenseExampleYear05	894
10 Years	rr_ExpenseExampleYear10	1,554
Annual Total Returns	rr_BarChartTableAbstract
2003	rr_AnnualReturn2003	20.70%
2004	rr_AnnualReturn2004	7.47%
2005	rr_AnnualReturn2005	2.41%
2006	rr_AnnualReturn2006	10.26%
2007	rr_AnnualReturn2007	(4.78%)
2008	rr_AnnualReturn2008	(14.79%)
2009	rr_AnnualReturn2009	32.13%
2010	rr_AnnualReturn2010	13.33%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.28%)
Diamond Hill Strategic Income Fund | Class C, Diamond Hill Strategic Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class C
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class C
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.26%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.77%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class C Sold
1 Year	rr_ExpenseExampleYear01	280
3 Years	rr_ExpenseExampleYear03	557
5 Years	rr_ExpenseExampleYear05	959
10 Years	rr_ExpenseExampleYear10	2,084
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Share Status	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Held
1 Year	rr_ExpenseExampleNoRedemptionYear01	180
3 Years	rr_ExpenseExampleNoRedemptionYear03	557
5 Years	rr_ExpenseExampleNoRedemptionYear05	959
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,084
Diamond Hill Strategic Income Fund | Class I, Diamond Hill Strategic Income Fund
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees	rr_ShareholderFeesColumnName	Class I
Maximum Sales Charge (load) Imposed on Purchases as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (on redemptions in the first year)	rr_MaximumDeferredSalesChargeOverOther	none
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses	rr_OperatingExpensesColumnName	Class I
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	0.75%
Expense Example	rr_ExpenseExampleAbstract
Share Status	rr_ExpenseExampleByYearColumnName	Class I Sold or Held
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	240
5 Years	rr_ExpenseExampleYear05	417
10 Years	rr_ExpenseExampleYear10	930
Diamond Hill Strategic Income Fund | Before Tax | Class A, Diamond Hill Strategic Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	9.34%
Five Year	rr_AverageAnnualReturnYear05	5.27%
Since Inception	rr_AverageAnnualReturnSinceInception	7.35%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Diamond Hill Strategic Income Fund | Before Tax | Class C, Diamond Hill Strategic Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	11.39%
Five Year	rr_AverageAnnualReturnYear05	5.23%
Since Inception	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Diamond Hill Strategic Income Fund | Before Tax | Class I, Diamond Hill Strategic Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I
Label	rr_AverageAnnualReturnLabel	Before Taxes
One Year	rr_AverageAnnualReturnYear01	13.77%
Five Year	rr_AverageAnnualReturnYear05	6.45%
Since Inception	rr_AverageAnnualReturnSinceInception	8.11%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005
Diamond Hill Strategic Income Fund | After Taxes on Distributions | Class A, Diamond Hill Strategic Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
One Year	rr_AverageAnnualReturnYear01	7.20%
Five Year	rr_AverageAnnualReturnYear05	3.17%
Since Inception	rr_AverageAnnualReturnSinceInception	5.11%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Diamond Hill Strategic Income Fund | After Taxes on Distributions and Sale of Fund Shares | Class A, Diamond Hill Strategic Income Fund
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class A
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
One Year	rr_AverageAnnualReturnYear01	6.04%
Five Year	rr_AverageAnnualReturnYear05	3.32%
Since Inception	rr_AverageAnnualReturnSinceInception	5.04%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Sep 30, 2002
Diamond Hill Strategic Income Fund | BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. Corporate, Government and Mortgage Index
One Year	rr_AverageAnnualReturnYear01	6.43%
Five Year	rr_AverageAnnualReturnYear05	5.87%
Since Inception	rr_AverageAnnualReturnSinceInception	5.08%
Inception Date Of Class	rr_AverageAnnualReturnInceptionDate	Jan 31, 2005

[1]	Other expenses have been restated to reflect current fees.
[2]	Acquired fund fees and expenses are not reflected in the Financial Highlights or audited financial statements.
[3]	Administration fees have been restated to reflect current fees.